Property, Plant and Equipment as Restated - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	$ 72,342	$ 45,188
Additions	38,879	32,185
Disposals	(1,113)	(165)
Depreciation provided during the year	(8,139)	(6,234)
Exchange realignment	537	1,368
Property, plant and equipment, ending balance	102,506	72,342
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	82,963	49,171
Property, plant and equipment, ending balance	119,448	82,963
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(10,621)	(3,983)
Property, plant and equipment, ending balance	(16,942)	(10,621)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	2,889	2,889
Property, plant and equipment, ending balance	2,889	2,889
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	2,889	2,889
Property, plant and equipment, ending balance	2,889	2,889
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	10,393	9,742
Depreciation provided during the year	(543)	(487)
Transfers	4,801	1,138
Property, plant and equipment, ending balance	14,651	10,393
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	11,210	10,072
Property, plant and equipment, ending balance	16,011	11,210
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(817)	(330)
Property, plant and equipment, ending balance	(1,360)	(817)
Leasehold Improvement
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	10,033	9,612
Disposals	(859)
Depreciation provided during the year	(1,833)	(1,019)
Exchange realignment	123	375
Transfers	9,941	1,065
Property, plant and equipment, ending balance	17,405	10,033
Leasehold Improvement | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	11,887	10,382
Property, plant and equipment, ending balance	20,908	11,887
Leasehold Improvement | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(1,854)	(770)
Property, plant and equipment, ending balance	(3,503)	(1,854)
Machinery and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	19,327	18,265
Additions	1,603
Disposals	(177)	(165)
Depreciation provided during the year	(4,967)	(3,638)
Exchange realignment	358	775
Transfers	8,675	4,090
Property, plant and equipment, ending balance	24,819	19,327
Machinery and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	25,841	20,802
Property, plant and equipment, ending balance	35,251	25,841
Machinery and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(6,514)	(2,537)
Property, plant and equipment, ending balance	(10,432)	(6,514)
Computer, Fixtures and Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	1,855	957
Additions	7	560
Disposals	(77)
Depreciation provided during the year	(792)	(1,086)
Exchange realignment	10	12
Transfers	341	1,412
Property, plant and equipment, ending balance	1,344	1,855
Computer, Fixtures and Office Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	3,281	1,297
Property, plant and equipment, ending balance	2,977	3,281
Computer, Fixtures and Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(1,426)	(340)
Property, plant and equipment, ending balance	(1,633)	(1,426)
Transportation Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	34	36
Depreciation provided during the year	(4)	(4)
Exchange realignment	1	2
Property, plant and equipment, ending balance	31	34
Transportation Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	44	42
Property, plant and equipment, ending balance	45	44
Transportation Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(10)	(6)
Property, plant and equipment, ending balance	(14)	(10)
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	27,811	3,687
Additions	37,269	31,625
Exchange realignment	45	204
Transfers	(23,758)	(7,705)
Property, plant and equipment, ending balance	41,367	27,811
Construction in Progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	27,811	3,687
Property, plant and equipment, ending balance	$ 41,367	$ 27,811